UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Industrial	23.87%
Financial	19.79
Consumer, Non-cyclical	16.00
Consumer, Cyclical	15.60
Technology	8.41
Basic Materials	4.70
Energy	4.29
Utilities	3.27
Communications	2.16
Short Term Investments	1.91
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,086.90	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$0.90
Investor Class
Actual	$1,000.00	$1,085.40	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Class L
Actual	$1,000.00	$1,084.10	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.18% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.76%
90,877	Alcoa Corp	$ 3,083,457
24,572	Ashland Inc	2,135,553
44,140	Avient Corp	1,805,326
112,849	Axalta Coating Systems Ltd(a)	3,702,576
28,868	Cabot Corp	1,930,981
75,981	Chemours Co	2,802,939
262,382	Cleveland-Cliffs Inc(a)	4,397,522
59,659	Commercial Metals Co	3,141,643
46,689	MP Materials Corp(a)	1,068,244
3,400	NewMarket Corp	1,367,208
61,244	Olin Corp	3,147,329
29,950	Reliance Steel & Aluminum Co	8,134,120
33,457	Royal Gold Inc	3,840,194
65,669	RPM International Inc	5,892,479
21,702	Sensient Technologies Corp	1,543,663
115,357	United States Steel Corp	2,885,079
70,701	Valvoline Inc	2,651,995
17,418	Westlake Corp	2,080,928
		55,611,236
Communications — 2.19%
2,406	Cable One Inc	1,580,934
29,557	Calix Inc(a)	1,475,190
75,982	Ciena Corp(a)	3,228,475
112,430	Frontier Communications Parent Inc(a)	2,095,695
64,146	Iridium Communications Inc	3,984,750
83,468	New York Times Co Class A	3,286,970
18,266	Nexstar Media Group Inc	3,042,202
116,159	TEGNA Inc	1,886,422
54,793	TripAdvisor Inc(a)	903,537
22,076	World Wrestling Entertainment Inc Class A	2,394,584
24,324	Ziff Davis Inc(a)	1,704,139
		25,582,898
Consumer, Cyclical — 15.81%
48,514	Adient PLC(a)	1,859,056
132,700	Aramark	5,712,735
39,349	Autoliv Inc(a)	3,346,239
16,030	AutoNation Inc(a)	2,638,698
68,457	BJ's Wholesale Club Holdings Inc(a)	4,313,476
39,112	Boyd Gaming Corp	2,713,199
36,021	Brunswick Corp	3,120,859
63,873	Capri Holdings Ltd(a)	2,292,402
19,234	Carter's Inc	1,396,388
18,981	Casey's General Stores Inc	4,629,086
13,625	Choice Hotels International Inc(b)	1,601,210
33,561	Churchill Downs Inc	4,670,684
18,095	Columbia Sportswear Co	1,397,658
31,595	Crocs Inc(a)	3,552,542
13,412	Deckers Outdoor Corp(a)	7,076,976
31,323	Dick's Sporting Goods Inc	4,140,587
Shares		Fair Value
Consumer, Cyclical — (continued)
18,913	FirstCash Holdings Inc	$ 1,765,150
28,354	Five Below Inc(a)	5,572,695
40,218	Foot Locker Inc(b)	1,090,310
21,458	Fox Factory Holding Corp(a)	2,328,408
128,835	GameStop Corp Class A(a)(b)	3,124,249
107,226	Gap Inc	957,528
119,048	Gentex Corp	3,483,344
143,045	Goodyear Tire & Rubber Co(a)	1,956,856
66,474	Harley-Davidson Inc	2,340,550
39,671	Hilton Grand Vacations Inc(a)	1,802,650
167,729	JetBlue Airways Corp(a)	1,486,079
40,674	KB Home	2,103,253
56,444	Kohl's Corp	1,301,034
30,067	Lear Corp	4,316,118
67,201	Leggett & Platt Inc	1,990,494
46,416	Light & Wonder Inc(a)	3,191,564
14,023	Lithia Motors Inc	4,264,535
137,975	Macy's Inc(b)	2,214,499
18,701	Marriott Vacations Worldwide Corp	2,294,987
180,307	Mattel Inc(a)	3,523,199
24,019	MSC Industrial Direct Co Inc Class A	2,288,530
10,209	Murphy USA Inc	3,176,122
57,220	Nordstrom Inc(b)	1,171,293
29,154	Ollie's Bargain Outlet Holdings Inc(a)	1,688,891
15,066	Papa John's International Inc	1,112,323
79,292	Penn Entertainment Inc(a)	1,905,387
43,278	Planet Fitness Inc Class A(a)	2,918,668
27,250	Polaris Inc	3,295,343
31,985	PVH Corp	2,717,765
9,097	RH (a)	2,998,280
20,853	Scotts Miracle-Gro Co(b)	1,307,275
68,399	Skechers USA Inc Class A(a)	3,601,891
55,583	Taylor Morrison Home Corp(a)	2,710,783
87,653	Tempur Sealy International Inc	3,512,256
34,130	Texas Roadhouse Inc	3,832,116
27,263	Thor Industries Inc	2,821,721
52,460	Toll Brothers Inc	4,148,012
71,275	Topgolf Callaway Brands Corp(a)	1,414,809
39,194	Travel + Leisure Co	1,581,086
99,369	Under Armour Inc Class A(a)	717,444
98,065	Under Armour Inc Class C(a)	658,016
80,356	Univar Solutions Inc(a)	2,879,959
14,345	Visteon Corp(a)	2,060,085
17,026	Watsco Inc(b)	6,494,908
86,845	Wendy's Co	1,888,879
22,984	WESCO International Inc	4,115,515
33,449	Williams-Sonoma Inc	4,185,808
15,267	Wingstop Inc	3,055,843
43,740	Wyndham Hotels & Resorts Inc	2,999,252
44,595	YETI Holdings Inc(a)	1,732,070
		184,559,627

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 16.21%
46,882	Acadia Healthcare Co Inc(a)	$ 3,733,682
16,744	Amedisys Inc(a)	1,531,071
53,854	Arrowhead Pharmaceuticals Inc(a)	1,920,434
25,312	ASGN Inc(a)	1,914,347
12,152	Avis Budget Group Inc(a)	2,778,798
33,441	Azenta Inc(a)	1,561,026
67,574	BellRing Brands Inc(a)	2,473,208
4,822	Boston Beer Co Inc Class A(a)	1,487,298
23,905	Brink's Co	1,621,476
50,825	Bruker Corp	3,756,984
20,731	Celsius Holdings Inc(a)	3,092,858
7,651	Chemed Corp	4,144,317
2,365	Coca-Cola Consolidated Inc	1,504,187
186,310	Coty Inc Class A(a)	2,289,750
81,282	Darling Ingredients Inc(a)	5,184,979
51,060	Encompass Health Corp	3,457,273
24,616	Enovis Corp(a)	1,578,378
83,390	Envista Holdings Corp(a)	2,821,918
24,045	Euronet Worldwide Inc(a)	2,822,162
165,880	Exelixis Inc(a)	3,169,967
98,059	Flowers Foods Inc	2,439,708
17,309	FTI Consulting Inc(a)	3,292,172
40,638	Globus Medical Inc Class A(a)	2,419,587
1,916	Graham Holdings Co Class B	1,094,956
15,812	Grand Canyon Education Inc(a)	1,631,957
45,746	Grocery Outlet Holding Corp(a)	1,400,285
60,582	GXO Logistics Inc(a)	3,805,761
77,573	H&R Block Inc	2,472,251
25,586	Haemonetics Corp(a)	2,178,392
66,918	Halozyme Therapeutics Inc(a)	2,413,732
43,538	HealthEquity Inc(a)	2,748,989
12,248	Helen of Troy Ltd(a)	1,323,029
79,105	Hertz Global Holdings Inc(a)	1,454,741
10,161	ICU Medical Inc(a)	1,810,589
26,456	Inari Medical Inc(a)	1,538,152
33,628	Ingredion Inc	3,562,887
18,200	Insperity Inc	2,165,072
35,758	Integra LifeSciences Holdings Corp(a)	1,470,727
32,604	Jazz Pharmaceuticals PLC(a)	4,041,918
10,012	Lancaster Colony Corp	2,013,313
34,810	Lantheus Holdings Inc(a)	2,921,255
27,508	LivaNova PLC(a)	1,414,736
25,978	ManpowerGroup Inc	2,062,653
24,736	Masimo Corp(a)	4,070,309
12,585	Medpace Holdings Inc(a)	3,022,539
109,960	Neogen Corp(a)	2,391,630
49,705	Neurocrine Biosciences Inc(a)	4,687,181
23,212	Omnicell Inc(a)	1,710,028
84,247	Option Care Health Inc(a)	2,737,185
44,547	Patterson Cos Inc	1,481,633
21,040	Paylocity Holding Corp(a)	3,882,511
19,487	Penumbra Inc(a)	6,704,697
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
79,542	Performance Food Group Co(a)	$ 4,791,610
68,769	Perrigo Co PLC	2,334,708
22,251	Pilgrim's Pride Corp(a)	478,174
27,217	Post Holdings Inc(a)	2,358,353
39,218	Progyny Inc(a)	1,542,836
27,412	QuidelOrtho Corp(a)	2,271,358
70,392	R1 RCM Inc(a)	1,298,732
26,379	Repligen Corp(a)	3,731,573
76,941	Service Corp International	4,969,619
18,658	Shockwave Medical Inc(a)	5,325,180
49,700	Sotera Health Co(a)	936,348
51,851	Sprouts Farmers Market Inc(a)	1,904,487
24,670	STAAR Surgical Co(a)	1,296,902
52,634	Syneos Health Inc(a)	2,217,997
51,926	Tenet Healthcare Corp(a)	4,225,738
23,864	United Therapeutics Corp(a)	5,267,978
115,446	US Foods Holding Corp(a)	5,079,624
21,824	WEX Inc(a)	3,973,496
		189,213,401
Energy — 4.35%
169,049	Antero Midstream Corp	1,960,968
140,658	Antero Resources Corp(a)	3,239,354
100,848	ChampionX Corp	3,130,322
21,165	Chord Energy Corp	3,255,177
85,770	CNX Resources Corp(a)	1,519,844
49,279	DT Midstream Inc	2,442,760
219,042	Equitrans Midstream Corp	2,094,042
65,634	HF Sinclair Corp	2,927,933
57,678	Matador Resources Co	3,017,713
74,746	Murphy Oil Corp	2,862,772
200,534	NOV Inc	3,216,565
124,562	Ovintiv Inc	4,742,075
55,767	PBF Energy Inc Class A	2,283,101
44,528	PDC Energy Inc	3,167,722
122,912	Range Resources Corp	3,613,613
560,989	Southwestern Energy Co(a)	3,371,544
108,815	Sunrun Inc(a)	1,943,436
31,036	Valaris Ltd(a)	1,953,095
		50,742,036
Financial — 20.06%
18,402	Affiliated Managers Group Inc	2,758,276
47,475	Agree Realty Corp REIT	3,104,390
35,580	American Financial Group Inc	4,225,125
251,584	Annaly Capital Management Inc REIT	5,034,196
76,002	Apartment Income Corp REIT	2,742,912
76,885	Associated Banc-Corp	1,247,844
54,616	Bank OZK	2,193,379
33,880	Brighthouse Financial Inc(a)	1,604,218
153,099	Brixmor Property Group Inc REIT	3,368,178

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
91,799	Cadence Bank	$ 1,802,932
36,909	Cathay General Bancorp	1,188,101
58,543	CNO Financial Group Inc	1,385,713
105,717	Columbia Banking System Inc	2,143,941
57,865	Commerce Bancshares Inc	2,818,026
57,528	Corporate Office Properties Trust REIT	1,366,290
78,074	Cousins Properties Inc REIT	1,780,087
114,451	CubeSmart REIT	5,111,382
32,960	Cullen/Frost Bankers Inc	3,544,189
72,060	East West Bancorp Inc	3,804,047
22,623	EastGroup Properties Inc REIT	3,927,353
38,808	EPR Properties REIT	1,816,214
54,612	Essent Group Ltd	2,555,842
17,883	Evercore Inc Class A	2,210,160
43,769	Federated Hermes Inc	1,569,119
52,716	First American Financial Corp	3,005,866
65,307	First Financial Bankshares Inc	1,860,596
274,795	First Horizon Corp	3,096,940
67,364	First Industrial Realty Trust Inc REIT	3,546,041
182,647	FNB Corp	2,089,482
57,211	Glacier Bancorp Inc	1,783,267
44,346	Hancock Whitney Corp	1,701,999
18,053	Hanover Insurance Group Inc	2,040,531
193,989	Healthcare Realty Trust Inc REIT	3,658,633
53,614	Highwoods Properties Inc REIT	1,281,911
95,629	Home BancShares Inc	2,180,341
113,391	Independence Realty Trust Inc REIT	2,065,984
52,464	Interactive Brokers Group Inc Class A	4,358,184
26,863	International Bancshares Corp	1,187,345
66,602	Janus Henderson Group PLC	1,814,904
95,452	Jefferies Financial Group Inc	3,166,143
24,331	Jones Lang LaSalle Inc(a)	3,790,770
32,925	Kemper Corp	1,588,960
54,157	Kilroy Realty Corp REIT	1,629,584
11,087	Kinsale Capital Group Inc	4,148,755
111,679	Kite Realty Group Trust REIT	2,494,909
44,567	Lamar Advertising Co REIT Class A	4,423,275
43,346	Life Storage Inc REIT	5,763,284
304,776	Medical Properties Trust Inc REIT(b)	2,822,226
145,612	MGIC Investment Corp	2,299,213
41,244	National Storage Affiliates Trust REIT	1,436,529
367,853	New York Community Bancorp Inc	4,134,668
92,756	NNN REIT Inc	3,969,029
147,928	Old National Bancorp	2,062,116
Shares		Fair Value
Financial — (continued)
139,164	Old Republic International Corp	$ 3,502,758
119,381	Omega Healthcare Investors Inc REIT	3,663,803
110,380	Park Hotels & Resorts Inc REIT	1,415,072
121,935	Physicians Realty Trust REIT	1,705,871
38,894	Pinnacle Financial Partners Inc	2,203,345
40,482	PotlatchDeltic Corp REIT	2,139,474
18,454	Primerica Inc	3,649,463
48,073	Prosperity Bancshares Inc	2,715,163
75,283	Rayonier Inc REIT	2,363,886
33,897	Reinsurance Group of America Inc	4,701,175
25,589	RenaissanceRe Holdings Ltd	4,772,860
102,366	Rexford Industrial Realty Inc REIT	5,345,552
20,679	RLI Corp	2,822,063
118,328	Sabra Health Care Inc REIT	1,392,721
51,759	SEI Investments Co	3,085,872
30,893	Selective Insurance Group Inc	2,964,183
122,409	SLM Corp	1,997,715
38,658	SouthState Corp	2,543,696
71,978	Spirit Realty Capital Inc REIT	2,834,494
91,376	STAG Industrial Inc REIT(b)	3,278,571
158,980	Starwood Property Trust Inc REIT(b)	3,084,212
54,254	Stifel Financial Corp	3,237,336
74,131	Synovus Financial Corp	2,242,463
24,385	Texas Capital Bancshares Inc(a)	1,255,827
22,299	UMB Financial Corp	1,358,009
68,046	United Bankshares Inc	2,018,925
94,365	Unum Group	4,501,210
217,066	Valley National Bancorp	1,682,261
82,102	Vornado Realty Trust REIT	1,489,330
50,248	Voya Financial Inc	3,603,284
89,407	Webster Financial Corp	3,375,114
189,985	Western Union Co	2,228,524
31,049	Wintrust Financial Corp	2,254,778
		234,132,409
Industrial — 24.19%
16,197	Acuity Brands Inc	2,641,407
31,862	Advanced Drainage Systems Inc	3,625,258
70,806	AECOM	5,996,560
31,652	AGCO Corp	4,159,706
33,376	AptarGroup Inc	3,866,943
28,775	Arrow Electronics Inc(a)	4,121,443
46,404	Avnet Inc	2,341,082
21,434	Belden Inc	2,050,162
60,720	Berry Global Group Inc	3,906,725
65,289	Builders FirstSource Inc(a)	8,879,304
46,583	BWX Technologies Inc	3,333,945
25,963	Carlisle Cos Inc	6,660,288
21,378	Chart Industries Inc(a)	3,415,991

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
25,631	Clean Harbors Inc(a)	$ 4,214,505
87,923	Cognex Corp	4,925,446
70,999	Coherent Corp(a)	3,619,529
24,395	Crane Co	2,174,082
61,179	Crown Holdings Inc	5,314,620
19,532	Curtiss-Wright Corp	3,587,247
61,778	Donaldson Co Inc	3,861,743
18,364	Eagle Materials Inc	3,423,417
24,220	EMCOR Group Inc	4,475,372
33,722	Energizer Holdings Inc	1,132,385
20,717	EnerSys	2,248,209
26,696	Esab Corp	1,776,352
25,854	Exponent Inc	2,412,695
66,731	Flowserve Corp	2,479,057
72,528	Fluor Corp(a)	2,146,829
64,546	Fortune Brands Innovations Inc	4,644,085
17,923	GATX Corp	2,307,407
85,752	Graco Inc	7,404,685
156,457	Graphic Packaging Holding Co	3,759,662
13,027	Greif Inc Class A	897,430
42,979	Hexcel Corp	3,267,264
27,298	Hubbell Inc	9,050,925
41,974	ITT Inc	3,912,396
67,589	Jabil Inc	7,294,881
30,485	Kirby Corp(a)	2,345,821
25,921	Knife River Corp(a)	1,127,564
82,030	Knight-Swift Transportation Holdings Inc	4,557,587
18,305	Landstar System Inc	3,524,445
16,458	Lennox International Inc	5,366,460
29,328	Lincoln Electric Holdings Inc	5,825,421
12,650	Littelfuse Inc	3,685,071
36,699	Louisiana-Pacific Corp	2,751,691
30,392	MasTec Inc(a)	3,585,344
103,163	MDU Resources Group Inc	2,160,233
29,450	Mercury Systems Inc(a)	1,018,675
27,261	Middleby Corp(a)	4,029,994
18,803	MSA Safety Inc	3,270,970
66,986	National Instruments Corp	3,844,996
18,240	Novanta Inc(a)	3,357,984
84,392	nVent Electric PLC	4,360,535
33,272	Oshkosh Corp	2,881,022
45,902	Owens Corning	5,990,211
33,763	Regal Rexnord Corp	5,196,126
23,464	Ryder System Inc	1,989,512
13,516	Saia Inc(a)	4,628,013
42,310	Silgan Holdings Inc	1,983,916
21,737	Simpson Manufacturing Co Inc	3,010,574
49,900	Sonoco Products Co	2,945,098
46,806	Stericycle Inc(a)	2,173,671
20,964	TD SYNNEX Corp	1,970,616
34,235	Terex Corp	2,048,280
27,115	Tetra Tech Inc	4,439,810
33,560	Timken Co	3,071,747
16,158	TopBuild Corp(a)	4,298,351
53,124	Toro Co	5,400,055
Shares		Fair Value
Industrial — (continued)
55,426	Trex Co Inc(a)	$ 3,633,728
31,632	UFP Industries Inc	3,069,886
22,184	Universal Display Corp	3,197,380
10,726	Valmont Industries Inc	3,121,802
11,340	Vicor Corp(a)	612,360
65,532	Vishay Intertechnology Inc	1,926,641
79,218	Vontier Corp	2,551,612
13,952	Watts Water Technologies Inc Class A	2,563,401
30,137	Werner Enterprises Inc	1,331,453
30,582	Woodward Inc	3,636,506
15,199	Worthington Industries Inc	1,055,874
59,018	XPO Inc(a)	3,482,062
		282,351,535
Technology — 8.52%
55,690	ACI Worldwide Inc(a)	1,290,337
33,388	Allegro MicroSystems Inc(a)	1,507,134
51,520	Amkor Technology Inc	1,532,720
14,852	Aspen Technology Inc(a)	2,489,344
23,290	Blackbaud Inc(a)	1,657,782
11,610	CACI International Inc Class A(a)	3,957,152
28,012	Cirrus Logic Inc(a)	2,269,252
22,139	CommVault Systems Inc(a)	1,607,734
22,044	Concentrix Corp	1,780,053
24,675	Crane NXT Co	1,392,657
59,947	Doximity Inc Class A(a)	2,039,397
138,538	Dropbox Inc Class A(a)	3,694,809
110,432	Dynatrace Inc(a)	5,683,935
27,388	Envestnet Inc(a)	1,625,478
16,928	ExlService Holdings Inc(a)	2,557,144
86,302	Genpact Ltd	3,242,366
15,822	IPG Photonics Corp(a)	2,148,944
69,137	KBR Inc	4,498,053
104,774	Kyndryl Holdings Inc(a)	1,391,399
70,119	Lattice Semiconductor Corp(a)	6,736,332
34,669	Lumentum Holdings Inc(a)	1,966,772
26,619	MACOM Technology Solutions Holdings Inc(a)	1,744,343
31,597	Manhattan Associates Inc(a)	6,315,608
30,961	Maximus Inc	2,616,514
29,250	MKS Instruments Inc	3,161,925
72,463	NCR Corp(a)	1,826,068
29,215	Power Integrations Inc	2,765,784
17,020	Qualys Inc(a)	2,198,473
27,504	Science Applications International Corp	3,093,650
16,285	Silicon Laboratories Inc(a)	2,568,796
23,262	Super Micro Computer Inc(a)	5,798,054
20,360	Synaptics Inc(a)	1,738,337
51,501	Teradata Corp(a)	2,750,669
63,408	Wolfspeed Inc(a)(b)	3,524,851
56,475	Xerox Holdings Corp	840,913
137,315	ZoomInfo Technologies Inc(a)	3,486,428
		99,499,207

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Utilities — 3.32%
29,560	ALLETE Inc	$ 1,713,593
33,697	Black Hills Corp	2,030,581
122,555	Essential Utilities Inc	4,891,170
55,376	Hawaiian Electric Industries Inc	2,004,611
25,779	IDACORP Inc	2,644,926
46,687	National Fuel Gas Co	2,397,844
49,270	New Jersey Resources Corp	2,325,544
30,845	NorthWestern Corp	1,750,762
102,027	OGE Energy Corp	3,663,790
28,088	ONE Gas Inc	2,157,439
26,646	Ormat Technologies Inc	2,143,937
43,333	PNM Resources Inc	1,954,318
49,098	Portland General Electric Co	2,299,259
33,210	Southwest Gas Holdings Inc	2,113,817
27,117	Spire Inc	1,720,303
106,633	UGI Corp	2,875,892
		38,687,786
TOTAL COMMON STOCK — 99.41% (Cost $1,066,641,985)		$1,160,380,135
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.93%
$5,648,617	Undivided interest of 6.17% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $5,648,617 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	5,648,617
5,648,618	Undivided interest of 6.27% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $5,648,618 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	5,648,618
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,648,618	Undivided interest of 6.48% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $5,648,618 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	$ 5,648,618
5,645,977	Undivided interest of 6.90% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $5,645,977 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(c)	5,645,977
TOTAL SHORT TERM INVESTMENTS — 1.93% (Cost $22,591,830)		$ 22,591,830
TOTAL INVESTMENTS — 101.34% (Cost $1,089,233,815)		$1,182,971,965
OTHER ASSETS & LIABILITIES, NET — (1.34)%		$ (15,663,140)
TOTAL NET ASSETS — 100.00%		$1,167,308,825

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	76	USD	20,095	09/30/2023	$285,104
				Net Appreciation	$285,104
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $22,078,652 of securities on loan)(a)	$1,160,380,135
Repurchase agreements, fair value(b)	22,591,830
Cash	15,644,509
Cash pledged on futures contracts	3,624,842
Dividends receivable	1,386,632
Subscriptions receivable	791,133
Total Assets	1,204,419,081
LIABILITIES:
Payable for director fees	7,312
Payable for distribution fees	8,559
Payable for other accrued fees	94,177
Payable for shareholder services fees	227,324
Payable to investment adviser	174,564
Payable upon return of securities loaned	22,591,830
Redemptions payable	13,968,000
Variation margin on futures contracts	38,490
Total Liabilities	37,110,256
NET ASSETS	$1,167,308,825
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,738,433
Paid-in capital in excess of par	1,000,511,703
Undistributed/accumulated earnings	157,058,689
NET ASSETS	$1,167,308,825
NET ASSETS BY CLASS
Investor Class	$643,791,184
Class L	$44,286,886
Institutional Class	$479,230,755
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	10,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	34,396,610
Class L	4,951,033
Institutional Class	58,036,688
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$18.72
Class L	$8.94
Institutional Class	$8.26
(a) Cost of investments	$1,066,641,985
(b) Cost of repurchase agreements	$22,591,830
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$281,000
Income from securities lending	139,963
Dividends	11,533,093
Total Income	11,954,056
EXPENSES:
Management fees	1,104,112
Shareholder services fees – Investor Class	1,421,269
Shareholder services fees – Class L	76,378
Audit and tax fees	17,029
Custodian fees	19,735
Directors fees	16,546
Distribution fees – Class L	54,251
Legal fees	3,881
Pricing fees	692
Registration fees	70,279
Shareholder report fees	37,651
Transfer agent fees	9,407
Other fees	7,689
Total Expenses	2,838,919
Less amount waived by investment adviser	31,273
Net Expenses	2,807,646
NET INVESTMENT INCOME	9,146,410
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	56,662,661
Net realized gain on futures contracts	1,577,973
Net Realized Gain	58,240,634
Net change in unrealized appreciation on investments	39,671,703
Net change in unrealized appreciation on futures contracts	304,314
Net Change in Unrealized Appreciation	39,976,017
Net Realized and Unrealized Gain	98,216,651
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,363,061
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower S&P Mid Cap 400® Index Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$9,146,410	$15,674,695
Net realized gain	58,240,634	60,751,413
Net change in unrealized appreciation (depreciation)	39,976,017	(223,554,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,363,061	(147,128,770)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,129,465)	(31,464,559)
Class L	(379,320)	(4,074,233)
Institutional Class	(6,025,980)	(47,181,419)
From Net Investment Income and Net Realized Gains	(8,534,765)	(82,720,211)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	168,112,953	534,134,629
Class L	4,736,609	51,644,434
Institutional Class	54,113,571	116,411,462
Shares issued in reinvestment of distributions
Investor Class	2,129,465	31,464,559
Class L	379,320	4,074,233
Institutional Class	6,025,980	47,181,419
Shares redeemed
Investor Class	(367,158,034)	(289,326,127)
Class L	(8,369,593)	(6,414,693)
Institutional Class	(67,270,350)	(116,736,577)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(207,300,079)	372,433,339
Total Increase (Decrease) in Net Assets	(108,471,783)	142,584,358
NET ASSETS:
Beginning of Period	1,275,780,608	1,133,196,250
End of Period	$1,167,308,825	$1,275,780,608
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,382,259	29,456,723
Class L	549,657	5,492,692
Institutional Class	6,882,332	13,695,891
Shares issued in reinvestment of distributions
Investor Class	118,699	1,841,259
Class L	44,262	490,756
Institutional Class	761,818	6,133,956
Shares redeemed
Investor Class	(20,169,368)	(15,692,115)
Class L	(970,402)	(715,215)
Institutional Class	(8,277,001)	(13,405,353)
Net Increase (Decrease)	(11,677,744)	27,298,594
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$17.30	0.11	1.37	1.48	(0.06)	-	(0.06)	$18.72	8.54% (d)
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
12/31/2018	$16.81	0.19	(2.11)	(1.92)	(0.11)	(1.01)	(1.12)	$13.77	(11.56%)
Class L
06/30/2023 (Unaudited)	$ 8.33	0.04	0.65	0.69	(0.08)	-	(0.08)	$ 8.94	8.41% (d)
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$ 8.33	(13.74%)
12/31/2021	$ 9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
12/31/2018	$10.35	0.12	(1.31)	(1.19)	(0.20)	(1.01)	(1.21)	$ 7.95	(11.75%)
Institutional Class
06/30/2023 (Unaudited)	$ 7.70	0.07	0.59	0.66	(0.10)	-	(0.10)	$ 8.26	8.69% (d)
12/31/2022	$ 9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$ 7.70	(13.18%)
12/31/2021	$ 8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$ 9.89	24.45%
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
12/31/2018	$10.01	0.15	(1.24)	(1.09)	(0.23)	(1.01)	(1.24)	$ 7.68	(11.22%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$643,791	0.55% (f)	0.55% (f)	1.27% (f)	12% (d)
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
12/31/2018	$274,730	0.55%	0.55%	1.12%	25%
Class L
06/30/2023 (Unaudited)	$ 44,287	0.94% (f)	0.80% (f)	1.02% (f)	12% (d)
12/31/2022	$ 44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$ 630	1.54%	0.80%	0.60%	25%
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
12/31/2018	$ 4,711	2.26%	0.78%	1.25%	25%
Institutional Class
06/30/2023 (Unaudited)	$479,231	0.18% (f)	0.18% (f)	1.64% (f)	12% (d)
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
12/31/2018	$452,064	0.19%	0.19%	1.49%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$1,097,260,128
Gross unrealized appreciation on investments	197,175,972
Gross unrealized depreciation on investments	(111,179,031)
Net unrealized appreciation on investments	$85,996,941
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 30, 2023

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 95 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2023 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$285,104 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2023 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,577,973	Net change in unrealized appreciation on futures contracts	$304,314
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2023

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$61,165	$33,593	$49,011	$31,273	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $161,574,683 and $360,134,803, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $22,078,652 and received collateral as reported on the Statement of Assets and Liabilities of $22,591,830 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower S&P Mid Cap 400 Index Fund (the “Fund,” and together with the Company’s other series, the “Empower Funds”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Empower is a wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2022. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.

The Board observed that although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers), the Fund’s Institutional Class outperformed its performance universe median for each period reviewed, ranking in the first, second and first quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Although the Fund underperformed the Index for each period reviewed, the Board noted that both classes of the Fund outperformed the Index before fees and expenses for the one-year period ended December 31, 2022.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than its respective peer group median contractual management fee and, as to the Investor Class, was the lowest of its peer group. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), equaling its peer group median. The Fund’s Institutional Class total annual operating expense ratio was lower than the median of its peer group, ranking in the second quintile of its peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the

Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group. In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023